Document and Entity Information	12 Months Ended
Dec. 31, 2015
Entity Registrant Name	TESORO LOGISTICS LP
Entity Central Index Key	0001507615
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer